Shareholders’ Equity (Deficit) - Schedule of Ordinary Share Capital (Details) - Ordinary Shares [Member] - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	[1]	Dec. 31, 2021	[1]
Schedule of Ordinary Share Capital [Line Items]
Ordinary shares, Authorized	107,800,000	107,800,000
Ordinary shares, Issued	10,190,904	1,653,559
Ordinary shares, Outstanding	10,190,904	1,653,559	669,605		633,093

[1]	Results for the year ended December 31, 2022, have been retroactively adjusted to reflect the 1-for-30 reverse share split affected on September 18, 2023 (see Note 1b).